PAGE 1
1996 Annual Report
IDS Global Bond Fund
(prospectus enclosed)

(Icon of) a globe

The goal of IDS Global Bond Fund, a part of IDS Global Series,
Inc., is a high total return through income and growth of capital. The Fund invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

American Express Financial Advisors
Distributed by American Express Financial Advisors

(Icon of) a globe

A bounty of bonds

In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.

PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of your Fund                        7
Long-term performance                               8
Independent auditors' report (Fund)                 9
Financial statements (Fund)                        10
Notes to financial statements (Fund)               13
Independent auditors' report (Portfolio)           19
Financial statements (Portfolio)                   20
Notes to financial statements (Portfolio)          23
Investments in securities                          28
IDS mutual funds                                   34
Federal income tax information                     38

1996 prospectus

The Fund in brief                                           3p
Goal                                                        3p
Investment policies and risks                               3p
Structure of the Fund                                       4p
Manager and distributor                                     4p
Portfolio manager                                           4p
Alternative purchase arrangements                           4p

Sales charge and Fund expenses                              5p

Performance                                                 8p
Financial highlights                                        8p
Total returns                                              10p
Yield                                                      12p

Investment Policies and Risks                              13p
Facts about investements and their risks                   13p
Valuing Fund shares                                        20p

How to purchase, exchange or redeem shares                 21p
Alternative purchase arrangements                          21p
How to purchase shares                                     24p
How to exchange shares                                     26p
How to redeem shares                                       26p
Reductions and waivers of the sales charge                 32p

PAGE 4
Special shareholder services                               37p
Services                                                   37p
Quick telephone reference                                  37p

Distributions and taxes                                    38p
Dividend and capital gain distributions                    38p
Reinvestments                                              39p
Taxes                                                      39p
How to determine the correct TIN                           42p

How the Fund and Portfolio are organized                   43p
Shares                                                     43p
Voting rights                                              43p
Shareholder meeting                                        43p
Special considerations regarding master/feeder structure   44p
Board members and officers                                 45p
Investment manager                                         47p
Administrator and transfer agent                           47p
Distributor                                                48p

About American Express Financial Corporation               50p
General information                                        50p

Appendices                                                 51p
Description of corporate bond ratings                      51p
Descriptions of derivative instruments                     53p

(Picture of) William R. Pearce
President of the Fund

(Picture of) Ray Goodner
Portfolio manager

To our shareholders

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many world wide financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines--whether they're brief or long-lasting, moderate or substantial--are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

On May 13, 1996, the Fund began investing its assets in Equity Income Portfolio instead of directly in Securities of Individual Companies. Following the Portfolio Manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financial and prospectus go into more detail of how the new structure works.

William R. Pearce
President of the Fund

From the portfolio manager

Despite a sharp downturn in worldwide bond markets early in 1996, IDS Global Bond Fund recorded a clearly positive performance in the past fiscal year. For the 12 months (November 1995 through October
1996), Class A shareholders realized a total return of 8.9%.

A largely favorable bond environment, characterized by generally declining long-term interest rates, dominated the first three months of the fiscal period. As rates fell in many global markets, they boosted the value of existing bonds and, therefore, the Fund's net asset value. The rate trend was especially beneficial to our portfolio because of its longer-than-average maturity level, which makes a portfolio more price-sensitive to swings in interest rates.

Inflation scare prompts sell-off

By February, though, the investment environment had changed, particularly in the U.S. Amid signs of a possible pick-up in economic growth and resultant concern about a rise in the inflation rate, long-term interest rates began heading higher and, in the process, sending bond prices lower. In sympathy with the U.S., the bond markets in Japan, the United Kingdom and Germany also performed poorly, all of which negatively affected the Fund's results. In the spring, the U.S. market stabilized, then essentially marked time until fall, when it rebounded sharply.

While the Fund enjoyed the good gains from a number of major markets, the standout performers were the so-called "emerging" markets, especially those in Latin America, including Brazil, Argentina, Mexico and Venezuela. Although emerging markets comprised only about 10-15% of the portfolio (I increased the percentage as the fiscal year progressed), their strong gains provided a substantial boost to the Fund's performance. Other notable winners included the high-yield markets of Italy, Spain and Sweden, which experienced rising bond prices and stronger currencies during the period.

Protective measures

As for the other portfolio changes, they included a reduciton in exposure to the U.S. (from about 40% of assets to under 30%) and Japanese markets. Last spring, I also raised the level of cash reserves and reduced the average maturity of U.S. holdings to protect the Fund against the negative effect of a potentially ongoing rise in U.S. interest rates. Late in the period, when the threat of a rate rise lessened, I brought the cash level down.

In this new fiscal year that began in November, I think the best opportunities for gain lie in the emerging markets and Europe. Therefore, I'm maintaining substantial exposure to those regions.
I also expect the Japanese yen to appreciate against the dollar, so I plan to increase investment in that market.

Ray Goodner
Portfolio manager

Class A
12-month perfomance
(All figures per share)
Net asset value (NAV)
__________________________
Oct. 31, 1996        $6.28
__________________________
Oct. 31, 1995        $6.11
__________________________
Increase             $0.17
__________________________

Distributions
Nov. 1, 1995-Oct. 31, 1996
__________________________
From income          $0.36
__________________________
From capital gains   $  --
__________________________
Total distributions  $0.36
__________________________
Total return*        +8.9%**
__________________________

Class B
12-month performance
(All figures per share)
Net asset value (NAV)
__________________________
Oct. 31, 1996        $6.28
__________________________
Oct. 31, 1995        $6.11
__________________________
Increase             $0.17
__________________________

Distributions
Nov. 1, 1995-Oct. 31, 1996
__________________________
From income          $0.31
__________________________
From capital gains   $  --
__________________________
Total distributions  $0.31
__________________________
Total return         +8.1%**
__________________________
*The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

PAGE 8

World Income Portfolio

The Portfolio's ten largest holdings

The ten holdings listed here make up 38.41% of the Portfolio's net assets

                                                              Percent                          Value
                                          (of Portfolio's net assets)          (as of Oct. 31, 1996)
Govt of Italy                                                     6.26%                  $52,260,544
8.50% Bond 1999-2004

Federal Republic of Germany                                       5.51                    46,006,647
8% 2002

Govt of Sweden                                                    4.92                    41,031,719
8% Bond 2007

U.S. Treasury                                                     3.70                    30,919,880
7.25% Bond 2004

United Kingdom Treasury                                           3.68                    30,713,993
8% Bond 2003

U.S. Treasury                                                     3.03                    25,283,995
7.50% Bond 2016

Govt of Canada                                                    3.01                    25,109,956
10.50% Bond 2001

BNCE                                                              2.82                    23,550,796
7.25% Bond 2004

Federal Republic of Germany                                       2.78                    23,201,133
7.50% Bond 2004

Federal Republic of Germany                                       2.70                    22,509,139
6% Bond 2016

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.
/TABLE

Class A
12-month performance
(All figures per share)

Net asset value (NAV)
____________________________
Oct. 31, 1996         $ 6.28
____________________________
Oct. 31, 1995         $ 6.11
____________________________
Increase              $ 0.17
____________________________

Distributions
Nov. 1, 1995 - Oct. 31, 1996
____________________________
From income           $ 0.36
____________________________
From capital gains     $  --
____________________________
Total distributions   $ 0.36
____________________________
Total return*          +8.9%**
____________________________

Class B
12-month performance
(All figures per share)

Net asset value (NAV)
____________________________
Oct. 31, 1996         $ 6.28
____________________________
Oct. 31, 1995         $ 6.11
____________________________
Increase              $ 0.17
____________________________

Distributions
Nov. 1, 1995 - Oct. 31, 1996
____________________________
From income           $ 0.31
____________________________
From capital gains   $ --
____________________________
Total distributions   $ 0.31
____________________________
Total return*          +8.1%**
____________________________

*The prospectus discusses the
effect of sales charges, if any,
on the various classes.
**The total return is a hypothetical
investment in the Fund with all
distributions reinvested.

PAGE 10
Making the most of the Fund

Average annual total return
(as of Oct. 31, 1996)
__________________________________________________________________
                1 year           5 years           Since Inception

Class A*        +3.50%           +9.00%            +10.09%

Class B**       +4.14%              --%             +9.75%

Class Y**       +9.20%              --%            +13.24%

*Inception date was March 20, 1989.
**Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A reflect the effect of the maximum 5% sales charge and figures for Class B reflect the applicable contingent deferred sales charge. This was a period of widely fluctuating secuity prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging--a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month      Amount      Per-share        Number of shares purchased
           invested    market price
___________________________________________________________________
Jan        $100        $20              5.00
Feb         100         18              5.56
March       100         17              5.88
April       100         15              6.67
May         100         16              6.25
June        100         18              5.56
July        100         17              5.88
Aug         100         19              5.26
Sept        100         21              4.76
Oct         100         20              5.00

PAGE 11
By investing an equal number of dollars each month you automatically buy more shares when the per share market price is low and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the ten months, while the average market price actually was $18.10.

PAGE 12
The Fund's long-term perfomance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Global Bond Fund

(graph illustrating the growth of $10,000 in the Fund)

Assumes:
o  Holding period from 4/1/89 to 10/31/96
o  Returns do not reflect taxes payable on distributions
o Reinvestment of all income and capital gain distributions for the Fund, with a value of $8,862. Also see "Performance" in the Fund's current prospectus.

Saloman Brothers Global Government Bond Composite Index, an unmanaged index, is a representative list of government bonds of 17 countries throughout the world. The index is a general measure of government bond performance. Performance is expressed in the U.S. dollar as well as the currencies of governments making up the index. The bonds included in the index may not be in Global Bond Fund.

Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Average annual total return
(as of Oct. 31, 1996)
__________________________________________________________________
                1 year           5 years           Since Inception

Class A*        +3.50%           +9.00%            +10.09%

Class B**       +4.14%              --%             +9.75%

Class Y**       +9.20%              --%            +13.24%
__________________________________________________________________
*Inception date was March 20, 1989.
**Inception date was March 20, 1995.

PAGE 13
On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Salomon Brothers Global Government Bond Composite Index and the Lipper Global Income Fund Index. In comparing Global Bond Fund to the two idexes, you should take account of the fact that the Fund's perfomance reflects the maximum sales charge of 5%, while no such charges are reflected in the performance of the index. If you were actually to buy either individual bonds or bond mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

PAGE 14
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.
PAGE 15
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

PAGE 16
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns
PAGE 17
IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 18
IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

PAGE 19
IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

PAGE 20
Federal income tax information
IDS Global Bond Fund

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividend paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Global Bond Fund
Fiscal year ended Oct. 31, 1996

Class A
Income distribution
taxable as dividend income,
none qualifying for deduction by corporations.

Payable date            Per share
Dec. 28, 1995           $0.11661
March  28, 1996          0.07973
June 27, 1996            0.07973
Sept. 26, 1996           0.08459

Total distributions     $0.36066

Class B
Income distribution
taxable as dividend income,
none qualifying for deduction by corporations.

Payable date            Per share
Dec. 28, 1995           $0.10499
March  28, 1996          0.06813
June 27, 1996            0.06838
Sept. 26, 1996           0.07306

Total distributions     $0.31456

PAGE 21
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS Mutual
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 22
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.